Note 22 - Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Trade and other payables [Text Block]
	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Trade payables	4,325	4,807	5,554	5,675
Accruals	648	370	2,247	1,952
Related party payable	-	504	1,527	1,378
Payroll liabilities	1,413	1,383	1,209	1,165
Sales tax payable	624	496	1,054	764
Contract liabilities	1,129	6,013	10,095	4,978
Other creditors	778	1,822	2,953	2,011
Total	8,917	15,395	24,639	17,923